Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
Subsequent Event
NOTE 16:-	SUBSEQUENT EVENT

On April 5, 2012, the Company issued lower first quarter 2012 projected results, and as a result, indicated that it is in default on a financial covenant under its loan, however, on April 25, 2012, the Company reached an agreement with SVB, amending the loan agreement, following which the Company now complies with the amended loan covenants.